COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Operating Lease Payments

Future minimum operating lease payments as of December 31, 2020 are as follows (in thousands):

Year Ending December 31,	Minimum Lease Commitment
2021	$712
2022	766
2023	763
2024	762
2025	762
Thereafter	1,708

Total	$5,473